Putnam Investments

One Post Office Square

Boston, MA 02109

March 2, 2017

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam Diversified Income Trust (Reg. No. 33-23623) (811-05635) (the “Fund”) Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 39 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 28, 2017.

Comments or questions concerning this certificate may be directed to Venice Monagan at 1-800-225-2465, ext. 1-2577.

Very truly yours,

Putnam Diversified Income Trust

/s/ Jonathan S. Horwitz

By:	_______________________________________

Jonathan S. Horwitz

Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP